Provisions - Telefónica United Kingdom Pension Plan (Details) - Foreign defined benefit plans - Telefónica United Kingdom - beneficiary	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Number of beneficiaries under plan		4,397
Average duration of plans	22 years